U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
            ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2



1.    Name and address of issuer

      First Trust Exchange-Traded AlphaDEX(R) Fund II
      120 East Liberty Drive (Suite 400)
      Wheaton, IL 60187


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

         First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund
         First Trust Europe AlphaDEX(R) Fund
         First Trust Latin America AlphaDEX(R) Fund
         First Trust Brazil AlphaDEX(R) Fund
         First Trust China AlphaDEX(R) Fund
         First Trust Japan AlphaDEX(R) Fund
         First Trust South Korea AlphaDEX(R) Fund
         First Trust Developed Markets Ex-US AlphaDEX(R) Fund
         First Trust Emerging Markets AlphaDEX(R) Fund
         First Trust Germany AlphaDEX(R) Fund
         First Trust Canada AlphaDEX(R) Fund
         First Trust Australia AlphaDEX(R) Fund
         First Trust United Kingdom AlphaDEX(R) Fund
         First Trust Taiwan AlphaDEX(R) Fund
         First Trust Hong Kong AlphaDEX(R) Fund
         First Trust Switzerland AlphaDEX(R) Fund
         First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund First Trust Emerging Markets Small Cap AlphaDEX(R) Fund

3.    Investment Company Act File Number: 811-22519

      Securities Act File Number: 333-171759

4.    (a)  Last day of fiscal year for which this Form is filed: 12/31/12

      (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

      (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

            (i)     Aggregate sale price  of securities sold
                    during  the   fiscal  year  pursuant  to
                    section 24(f):                                 $ 334,508,101

            (ii)    Aggregate price  of  securities redeemed
                    or repurchased during the fiscal year:         $ 100,835,458

            (iii)   Aggregate price  of  securities redeemed
                    or repurchased during  any  PRIOR fiscal
                    year ending  no earlier than October 11,
                    1995 that  were  not previously used  to
                    reduce registration fees payable to  the
                    Commission:                                    $           0

            (iv)    Total available redemption credits  [add
                    items 5(ii) and 5(iii)]:                       $ 100,835,458

            (v)     Net sales  --  if  item 5(i)  is greater
                    than  Item  5(iv) [subtract  Item  5(iv)
                    from Item 5(I)]:                               $ 233,672,643

            (vi)    Redemption credits available for use  in
                    future years --  if  Item 5(i)  is  less
                    than  Item  5(iv) [subtract  Item  5(iv)
                    from Item 5(i)]:                               $           0

            (vii)   Multiplier  for determining registration
                    fee (See Instruction C.9):                       x 0.0001364

            (viii)  Registration fee due [multiply Item 5(v)
                    by Item 5(vii)] (enter "0" if  no fee is
                    due):                                          =  $31,872.95

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]: = $31,872.95

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                            March 22, 2013
                                            CIK:  0001510337


      Method of Delivery:

                                            [X] Wire Transfer
                                            [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:   /s/ Donald P. Swade
      ---------------------------
      Donald P. Swade
      Assistant Treasurer



By:   /s/ Katherine L. Urevig
      ---------------------------
      Katherine L. Urevig
      Assistant Treasurer


Date: March 22, 2013